Consolidated Statement of Changes in Equity - EUR (€) € in Thousands		Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2020		€ 77,422	€ 13,646	€ 244,984	€ 52,342	€ (169,156)	€ (64,393)
Total comprehensive income/(loss)		(76,097)			(2,672)		(73,425)
Income appropriation		0				(64,393)	64,393
Share-based compensation expense:
Value of services		2,632			2,632
Exercises		2,257	143	2,114
Capital Increase	[1]	164,158	1,998	162,160
Treasury shares		209	(1)		209
Equity, ending balance at Dec. 31, 2021		170,581	15,786	409,258	52,512	(233,549)	(73,425)
Total comprehensive income/(loss)		(143,174)			105		(143,279)
Income appropriation		0				(73,425)	73,425
Share-based compensation expense:
Value of services		2,636			2,636
Exercises		3,758	387	3,371
Capital Increase	[2]	185,996	4,582	181,413
Treasury shares					0
Equity, ending balance at Dec. 31, 2022		219,797	20,755	594,043	55,252	(306,974)	(143,279)
Total comprehensive income/(loss)		(98,258)			3,170		(101,429)
Income appropriation		0				(143,279)	143,279
Share-based compensation expense:
Value of services		6,666			6,666
Exercises		42	82	(39)
Treasury shares					0
Equity, ending balance at Dec. 31, 2023		€ 128,247	€ 20,837	€ 594,003	€ 65,088	€ (450,253)	€ (101,429)

[1]	Capital Increase includes the cost of transactions, net of tax.
[2]	Capital Increase includes the cost of transactions, net of tax.